SCHEDULE OF RESTATEMENT (Details) (Parenthetical) - USD ($)	Nov. 30, 2022	Nov. 30, 2021	May 13, 2021	May 12, 2021
Accounting Changes and Error Corrections [Abstract]
Accounts receivable, net of allowance, current	$ 7,500	$ 0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000	1,000,000	1,000,000	10,000
Common stock, shares issued	500,000	500,000
Common stock, shares outstanding	500,000	500,000	500,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued	19,148	10,355
Preferred stock, shares outstanding	19,148	10,355